UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	12-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Target 2010 Fund

December 31, 2009

Target 2010 – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount/Shares	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 74.6%
REFCORP STRIPS - COUPON, 3.63%, 1/15/10	$ 715,000	$ 714,863
STRIPS - PRINCIPAL, 2.15%, 2/15/10	25,500,000	25,497,730
STRIPS - PRINCIPAL, 4.43%, 2/15/10	8,000,000	7,999,288
STRIPS - PRINCIPAL, 4.06%, 8/15/10	7,000,000	6,985,566
STRIPS - PRINCIPAL, 5.09%, 8/15/10	2,000,000	1,995,318
REFCORP STRIPS - COUPON, 5.21%, 10/15/10	4,364,000	4,335,560
STRIPS - COUPON, 5.94%, 11/15/10	4,000,000	3,983,896
REFCORP STRIPS - COUPON, 6.28%, 1/15/11	19,361,000	19,157,400
Federal Judiciary, 4.38%, 2/15/11	507,000	498,097
STRIPS - COUPON, 2.88%, 2/15/11	15,810,000	15,689,132
STRIPS - PRINCIPAL, 4.58%, 2/15/11	1,000,000	992,372
REFCORP STRIPS - COUPON, 3.63%, 4/15/11	9,150,000	9,029,870
STRIPS - COUPON, 3.56%, 8/15/11	20,715,000	20,423,664
REFCORP STRIPS - COUPON, 4.80%, 10/15/11	29,287,000	28,742,291
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $141,267,640)		146,045,047
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 18.4%
FICO STRIPS - COUPON, 4.27%, 4/6/10	3,244,000	3,236,542
Government Trust Certificates, 2.83%, 5/15/10	7,552,000	7,525,002
FICO STRIPS - COUPON, 6.09%, 5/30/10	2,805,000	2,794,492
FICO STRIPS - COUPON, 5.01%, 9/26/10	2,000,000	1,982,542
FICO STRIPS - COUPON, 4.42%, 10/6/10	2,800,000	2,774,355
FICO STRIPS - COUPON, 6.11%, 11/11/10	7,000,000	6,924,841
Government Trust Certificates, 5.11%, 11/15/10	2,381,000	2,352,957
Government Trust Certificates, 5.38%, 11/15/10	4,403,000	4,351,141
FNMA STRIPS - COUPON, 2.34%, 11/15/11	4,300,000	4,173,292
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $35,302,058)		36,115,164
SHORT-TERM INVESTMENTS(2)— 6.6%
U.S. Treasury Bills, 0.28%, 2/18/10	7,000,000	6,999,783
FFCB Discount Notes, 0.44%, 7/9/10	2,000,000	1,997,934
FHLB Discount Notes, 0.40%, 9/15/10	4,000,000	3,992,944
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,983,370)		12,990,661
TEMPORARY CASH INVESTMENTS ― 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares
(Cost $938,326)	938,326	938,326
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $190,491,394)		196,089,198
OTHER ASSETS AND LIABILITIES — (0.1)%		(249,241)
TOTAL NET ASSETS — 100.0%		$195,839,957

Target 2010 – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

Target 2010 – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.  Investments in open-end management investment companies are valued at the reported net asset value.  If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	–	$146,045,047	–
Zero-Coupon U.S. Government Agency Securities	–	36,115,164	–
Short-Term Investments	–	12,990,661	–
Temporary Cash Investments	$938,326	–	–
Total Value of Investment Securities	$938,326	$195,150,872	–

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$190,560,251
Gross tax appreciation of investments	$5,528,947
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$5,528,947

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Target 2015 Fund

December 31, 2009

Target 2015 – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 84.6%
Federal Judiciary, 4.94%, 2/15/14	$ 51,000	$ 44,538
TVA STRIPS - COUPON, 4.97%, 5/1/14	150,000	130,633
STRIPS - COUPON, 2.14%, 8/15/14	3,000,000	2,659,800
REFCORP STRIPS - COUPON, 4.82%, 10/15/14	184,000	158,770
STRIPS - COUPON, 3.82%, 11/15/14	4,000,000	3,505,476
Federal Judiciary, 4.78%, 2/15/15	5,485,000	4,543,390
STRIPS - COUPON, 5.60%, 2/15/15	5,350,000	4,637,214
AID (Israel), 4.72%, 3/15/15	4,292,000	3,619,289
AID (Israel), 4.72%, 5/1/15	10,000,000	8,374,660
AID (Israel), 4.72%, 5/15/15	2,350,000	1,963,900
STRIPS - COUPON, 3.63%, 5/15/15	17,158,000	14,692,138
REFCORP STRIPS - COUPON, 5.39%, 7/15/15	32,279,000	26,815,779
AID (Israel), 4.10%, 8/15/15	15,000,000	12,361,380
Federal Judiciary, 4.78%, 8/15/15	7,021,000	5,647,103
STRIPS - COUPON, 9.56%, 8/15/15	2,428,000	2,052,471
STRIPS - PRINCIPAL, 3.37%, 8/15/15	6,000,000	5,069,478
REFCORP STRIPS - COUPON, 7.42%, 10/15/15	31,598,000	25,867,513
TVA STRIPS - COUPON, 4.30%, 11/1/15	4,000,000	3,204,920
STRIPS - COUPON, 8.81%, 11/15/15	6,231,000	5,191,009
STRIPS - PRINCIPAL, 3.26%, 11/15/15	23,250,000	19,358,252
REFCORP STRIPS - COUPON, 5.15%, 1/15/16	4,159,000	3,348,968
Federal Judiciary, 5.42%, 2/15/16	10,000	7,764
STRIPS - COUPON, 8.64%, 2/15/16	6,500,000	5,326,757
STRIPS - PRINCIPAL, 3.69%, 2/15/16	3,500,000	2,876,041
STRIPS - COUPON, 2.94%, 5/15/16	13,700,000	11,075,012
REFCORP STRIPS - COUPON, 8.23%, 7/15/16	28,091,000	21,950,869
STRIPS - COUPON, 4.42%, 8/15/16	11,000,000	8,773,776
REFCORP STRIPS - COUPON, 9.38%, 10/15/16	47,742,000	36,755,181
STRIPS - COUPON, 4.88%, 11/15/16	8,500,000	6,684,077
STRIPS - PRINCIPAL, 4.74%, 11/15/16	2,000,000	1,579,110
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $220,029,709)		248,275,268
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 15.1%
FICO STRIPS - COUPON, 5.00%, 4/6/14	3,570,000	3,097,775
FICO STRIPS - COUPON, 5.08%, 5/2/14	96,000	83,014
FICO STRIPS - COUPON, 5.08%, 5/30/14	3,821,000	3,291,478
FICO STRIPS - COUPON, 4.97%, 10/5/14	22,000	18,614
FHLMC STRIPS - COUPON, 4.94%, 11/24/14	5,000,000	4,216,515
FICO STRIPS - COUPON, 5.00%, 11/30/14	180,000	151,090
FICO STRIPS - COUPON, 5.13%, 2/8/15	136,000	113,052
FICO STRIPS - COUPON, 6.78%, 2/8/15	7,681,000	6,384,969
FICO STRIPS - COUPON, 4.98%, 4/6/15	3,038,000	2,502,738
FICO STRIPS - COUPON, 5.76%, 4/6/15	1,017,000	837,816
FNMA STRIPS - COUPON, 5.46%, 7/15/15	2,337,000	1,906,560
FHLMC STRIPS - COUPON, 4.28%, 9/15/15	3,500,000	2,823,551
FICO STRIPS - COUPON, 5.47%, 11/2/15	52,000	41,348
FICO STRIPS - COUPON, 5.77%, 11/11/15	2,000,000	1,587,632
FNMA STRIPS - COUPON, 3.44%, 11/15/15	3,000,000	2,398,068

Target 2015 – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount/Shares	Value

FICO STRIPS - COUPON, 5.16%, 12/6/15	190,000	150,079
FICO STRIPS - COUPON, 4.70%, 12/27/15	$5,125,000	$ 4,031,017
FICO STRIPS - COUPON, 6.42%, 6/6/16	5,000,000	3,829,320
FNMA STRIPS - COUPON, 4.29%, 11/15/16	9,250,000	6,933,892
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $41,469,470)		44,398,528
TEMPORARY CASH INVESTMENTS ― 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares
(Cost $908,996)	908,996	908,996
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $262,408,175)		293,582,792
OTHER ASSETS AND LIABILITIES(2)		(115,701)
TOTAL NET ASSETS — 100.0%		$293,467,091

Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	Category is less than 0.05% of total net assets.

Target 2015 – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value.  If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	–	$248,275,268	–
Zero-Coupon U.S. Government Agency Securities	–	44,398,528	–
Temporary Cash Investments	$908,996	–	–
Total Value of Investment Securities	$908,996	$292,673,796	–

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$262,490,732
Gross tax appreciation of investments	$31,205,501
Gross tax depreciation of investments	(113,441)
Net tax appreciation (depreciation) of investments	$31,092,060

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Target 2020 Fund

December 31, 2009

Target 2020 – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 88.0%
REFCORP STRIPS - COUPON, 6.36%, 1/15/19	$ 7,000,000	$ 4,705,701
Federal Judiciary, 5.27%, 2/15/19	306,000	195,834
REFCORP STRIPS - COUPON, 4.61%, 4/15/19	5,059,000	3,334,898
Federal Judiciary, 5.67%, 8/15/19	339,000	209,260
REFCORP STRIPS - COUPON, 5.00%, 10/15/19	630,000	402,472
REFCORP STRIPS - PRINCIPAL, 5.01%, 10/15/19	6,500,000	4,170,835
REFCORP STRIPS - COUPON, 8.53%, 1/15/20	14,674,000	9,236,681
REFCORP STRIPS - COUPON, 6.35%, 4/15/20	7,299,000	4,514,256
AID (Israel), 4.62%, 5/1/20	15,000,000	9,230,970
AID (Israel), 5.91%, 5/15/20	396,000	242,940
REFCORP STRIPS - COUPON, 8.41%, 7/15/20	25,918,000	15,759,258
REFCORP STRIPS - PRINCIPAL, 6.52%, 7/15/20	26,144,000	15,957,330
Federal Judiciary, 6.19%, 8/15/20	115,000	66,387
STRIPS - COUPON, 4.81%, 8/15/20	2,500,000	1,584,417
REFCORP STRIPS - PRINCIPAL, 5.76%, 10/15/20	5,000,000	3,006,430
STRIPS - COUPON, 7.71%, 11/15/20	11,307,000	7,060,136
REFCORP STRIPS - COUPON, 8.45%, 1/15/21	16,789,000	9,910,429
REFCORP STRIPS - PRINCIPAL, 6.00%, 1/15/21	13,535,000	8,019,312
Federal Judiciary, 5.75%, 2/15/21	110,000	61,585
STRIPS - COUPON, 4.67%, 2/15/21	26,688,000	16,475,650
STRIPS - PRINCIPAL, 4.09%, 2/15/21	11,000,000	6,810,760
AID (Israel), 4.40%, 5/15/21	5,000,000	2,874,115
STRIPS - COUPON, 6.05%, 5/15/21	10,000,000	6,063,530
STRIPS - PRINCIPAL, 5.22%, 5/15/21	13,250,000	8,049,388
STRIPS - COUPON, 4.94%, 8/15/21	13,000,000	7,757,464
STRIPS - PRINCIPAL, 3.94%, 8/15/21	4,500,000	2,695,675
STRIPS - COUPON, 4.67%, 11/15/21	8,000,000	4,695,952
STRIPS - PRINCIPAL, 3.75%, 11/15/21	15,775,000	9,288,904
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $142,971,680)		162,380,569
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 11.5%
FICO STRIPS - PRINCIPAL, 5.81%, 4/5/19	535,000	346,212
TVA STRIPS - COUPON, 5.66%, 5/1/19	11,000	7,026
FICO STRIPS - PRINCIPAL, 4.64%, 9/26/19	5,700,000	3,579,463
TVA STRIPS - COUPON, 5.70%, 11/1/19	9,000	5,583
FHLMC STRIPS - COUPON, 6.30%, 1/15/20	6,250,000	3,838,863
FNMA STRIPS - COUPON, 4.95%, 7/15/20	10,000,000	5,942,720
Government Trust Certificates, 5.76%, 4/1/21	7,683,000	4,257,703
FHLMC STRIPS - COUPON, 5.39%, 9/15/21	5,727,000	3,138,127
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $20,356,080)	21,115,697

Target 2020 – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS ― 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares
(Cost $1,009,542)	1,009,542	$ 1,009,542
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $164,337,302)		184,505,808
OTHER ASSETS AND LIABILITIES(2)		(52,755)
TOTAL NET ASSETS — 100.0%		$184,453,053

Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	Category is less than 0.05% of total net assets.

Target 2020 – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	–	$162,380,569	–
Zero-Coupon U.S. Government Agency Securities	–	21,115,697	–
Temporary Cash Investments	$1,009,542	–	–
Total Value of Investment Securities	$1,009,542	$183,496,266	–

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$164,549,297
Gross tax appreciation of investments	$ 21,639,118
Gross tax depreciation of investments	(1,682,607)
Net tax appreciation (depreciation) of investments	$ 19,956,511

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Target 2025 Fund

December 31, 2009

Target 2025 – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)
Principal Amount/Shares	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 84.8%
REFCORP STRIPS - COUPON, 6.56%, 1/15/24	$ 4,650,000	$ 2,244,904
REFCORP STRIPS - COUPON, 6.66%, 4/15/24	1,560,000	740,764
REFCORP STRIPS - COUPON, 4.99%, 7/15/24	6,926,000	3,236,617
REFCORP STRIPS - COUPON, 5.41%, 10/15/24	12,184,000	5,601,716
REFCORP STRIPS - COUPON, 6.37%, 1/15/25	24,097,000	10,882,133
STRIPS - COUPON, 6.21%, 2/15/25	2,000,000	959,144
REFCORP STRIPS - COUPON, 6.56%, 4/15/25	23,013,000	10,226,034
STRIPS - COUPON, 6.07%, 5/15/25	4,000,000	1,892,000
REFCORP STRIPS - COUPON, 6.14%, 7/15/25	20,000,000	8,739,720
STRIPS - COUPON, 4.52%, 8/15/25	7,000,000	3,256,498
STRIPS - COUPON, 5.46%, 11/15/25	18,500,000	8,483,286
STRIPS - COUPON, 4.85%, 2/15/26	34,799,000	15,777,414
STRIPS - PRINCIPAL, 3.68%, 2/15/26	6,750,000	3,106,944
REFCORP STRIPS - COUPON, 6.34%, 4/15/26	42,941,000	17,952,387
STRIPS - COUPON, 5.30%, 5/15/26	16,991,000	7,592,598
REFCORP STRIPS - COUPON, 7.30%, 7/15/26	29,127,000	12,025,373
STRIPS - COUPON, 5.64%, 8/15/26	9,100,000	4,026,495
STRIPS - COUPON, 5.15%, 11/15/26	12,000,000	5,232,012
STRIPS - PRINCIPAL, 3.31%, 11/15/26	5,000,000	2,212,185
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $114,696,048)		124,188,224
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 13.1%
FNMA STRIPS - COUPON, 6.14%, 4/8/24	10,000	4,624
TVA STRIPS - COUPON, 6.58%, 5/1/24	1,000,000	455,949
FHLMC STRIPS - COUPON, 5.45%, 9/15/24	42,000	18,734
FNMA STRIPS - COUPON, 5.30%, 1/15/25	247,000	108,331
FHLMC STRIPS - COUPON, 5.06%, 3/15/25	5,342,000	2,299,485
FHLMC STRIPS - COUPON, 5.18%, 3/15/25	8,593,000	3,698,092
FNMA STRIPS - COUPON, 5.11%, 5/15/25	1,838,000	775,770
FHLMC STRIPS - COUPON, 5.05%, 9/15/25	7,162,000	2,979,134
FHLMC STRIPS - COUPON, 5.13%, 9/15/25	5,184,000	2,156,358
TVA STRIPS - COUPON, 6.08%, 11/1/25	1,162,000	477,911
TVA STRIPS - PRINCIPAL, 5.70%, 11/1/25	9,188,000	3,841,521
FHLMC STRIPS - COUPON, 5.35%, 12/11/25	5,000,000	2,049,845
FNMA STRIPS - COUPON, 5.10%, 1/15/26	841,000	345,792
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $20,138,470)		19,211,546
TEMPORARY CASH INVESTMENTS ― 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares
(Cost $723,947)	723,947	723,947
TOTAL INVESTMENT SECURITIES — 98.4%
(Cost $135,558,465)		144,123,717
OTHER ASSETS AND LIABILITIES — 1.6%		2,281,592
TOTAL NET ASSETS — 100.0%		$146,405,309

Target 2025 – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

Target 2025 – Schedule of Investments

DECEMBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.  Investments in open-end management investment companies are valued at the reported net asset value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of December 31, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	–	$124,188,224	–
Zero-Coupon U.S. Government Agency Securities	–	19,211,546	–
Temporary Cash Investments	$723,947	–	–
Total Value of Investment Securities	$723,947	$143,399,770	–

3. Federal Tax Information

As of December 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$135,884,685
Gross tax appreciation of investments	$ 11,521,078
Gross tax depreciation of investments	(3,282,046)
Net tax appreciation (depreciation) of investments	$ 8,239,032

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY TARGET MATURITIES TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 25, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 25, 2010